Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate	Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	September 30, 2025	September 30, 2024	September 30, 2023
Year-end RMB: US$ exchange rate	7.1055	7.0176	7.2952
Annual average RMB: US$ exchange rate	7.1628	7.2043	7.0505
Year-end HK$: US$ exchange rate	7.7820	7.7693	7.8308
Annual average HK$: US$ exchange rate	7.7969	7.8127	7.8310

Schedule of Estimated Useful Lives

The depreciation of property and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Items	Useful life
Production equipment	5 – 10 Years
Furniture, fixtures and office equipment	3 – 5 Years
Vehicles	4 – 10 Years

Schedule of Intangible Assets are Amortized Using the Straight Line Method	Estimated useful lives of intangible assets are as follows:
Items	Useful life
Patent rights	10 years